Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments and Contingencies

NOTE 5 - Commitments and Contingencies

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and leases space in an industrial yard in Irvine, California under a one year lease which commenced in June 2011.

Rent expense for the six months ended December 31, 2011 and 2010 was $67,312 and $49,264, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company’s three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive’s job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the executives received options as previously described in Note 1. In October 2011, the Company entered into employment agreements with its executive officers.

Effective September 1, 2011, the Compensation Committee approved an Employment Agreement with the Company's Chief Financial Officer (CFO). The CFO will receive a base salary of $146,000 per year with the Committee having the authority to increase the CFO’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award the CFO a target bonus based upon the CFO's job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the CFO received options as previously described in Note 1.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively.  In addition, the plaintiff seeks to recover certain of his  personal property, which was used or stored in the Company’s offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company’s business) in the Company’s offices.  The lawsuit is pending and the Company believes the lawsuit is without merit.

10. COMMITMENTS AND CONTINGENCIES

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and rents space under a one year lease in an industrial yard in Irvine, California . Rent expense for the fiscal year ended June 30, 2011 and 2010 was $103,044 and $98,529, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company’s three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive’s job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the executives received options as previously described in Note 1.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively.  In addition, the plaintiff seeks to recover certain of his  personal property, which was used or stored in the Company’s offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company’s business) in the Company’s offices.  The lawsuit is pending and the Company believes the lawsuit is without merit..

In October 2008, the Company entered into a Master Distributing Agreement with a California company (the Distributor). Under the agreement, the Company agreed to pay the Distributor up to $450,000 in costs toward the marketing of the Company’s FireIce Gel product. As of June 30, 2009, the Company had paid $50,000 to the Distributor. In addition, the Company issued a credit in lieu of payment, in the amount of $50,000, against the accounts receivable of the Distributor. As such, the remaining amounts due under the agreement called for the payment of an additional $210,000 in calendar 2009 and $140,000 in calendar 2010. In September 2009, the Company and the Distributor entered into a settlement agreement whereby each party was relieved of any further obligations related to the Master Distributing Agreement.

In fiscal 2009, a California company filed suit against GelTech claiming infringement on the use of the name RootGel. The Company was unaware that the California company had successfully registered that name prior to it being used by GelTech. GelTech and the California company reached a settlement agreement in this action in September 2010. Under the settlement agreement, GelTech will pay the California company $55,000 in four installments and will cease any future use of the RootGel name. The full amount of the settlement was accrued at June 30, 2010 and was included in Loss on Settlement in fiscal 2010 in the accompanying consolidated financial statements. All amounts due under the settlement agreement were paid in fiscal 2011.